Significant Accounting Policies (Policies)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents is comprised of cash deposits and highly liquid investments that are readily convertible into known amounts of cash with original maturities of three months or less.

Cash and cash equivalents
Cash and cash equivalents is comprised of cash deposits and highly liquid investments that are readily convertible into known amounts of cash with original maturities of three months or less.

Inventory
Inventory
Inventory consists primarily of finished goods, packaging and restaurant supplies and raw materials. Inventory is measured at the lower of cost and net realizable value. Inventory costs include direct labor and certain overhead expenses such as in-bound
shipping and handling costs incurred to bring the inventory to its present location and conditions. Cost is determined using the weighted average method. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. If the Company determines that the estimated net realizable value of its inventory is less than the carrying value of such inventory, it records a charge to procurement expense.

Inventory
Inventory consists primarily of finished goods, packaging and restaurant supplies and raw materials. Inventory is measured at the lower of cost and net realizable value. Inventory costs include direct labor and certain overhead expenses such as in-bound
shipping and handling costs incurred to bring the inventory to its present location and conditions. Cost is determined using the weighted average method. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses. If the Company determines that the estimated net realizable value of its inventory is less than the carrying value of such inventory, it records a charge to procurement expense.

Financial instruments
Financial instruments
The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, deposits, loan to related party, accounts payable and accrued liabilities, loans payable and derivative liabilities. All of the Company’s financial instruments are measured at amortized cost, with the exception of its derivative liabilities, which are measured at fair value through profit or loss.
(i) Classification and subsequent measurement
Financial assets
On initial recognition, a financial asset is required to be classified in one of the following categories: amortized cost; fair value through other comprehensive income (“
FVOCI
”); or fair value through profit or loss (“
FVTPL
”).
All financial instruments are measured at fair value on initial recognition. Measurement in subsequent periods depends on the classification of the financial instrument. Transaction costs are included in the initial carrying amount of financial instruments except for financial instruments classified as FVTPL in which case transaction costs are expensed as incurred.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as FVTPL:

●	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and
●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as FVTPL:

●	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

●	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in Other Comprehensive Income (“
OCI
”). This election is made on an
investment-by-investment
basis.
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
Financial assets: Subsequent measurement and gains and losses

●	Financial assets at FVTPL: These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in net loss.

●
Financial assets at amortized cost: These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in the consolidated statement of net loss and comprehensive loss. Any gain or loss on derecognition is recognized in net loss.

●
Debt investments at FVOCI: These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in net loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to net loss.

●
Equity investments at FVOCI: These assets are subsequently measured at fair value. Dividends are recognized as income in net loss and unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to net loss.

Financial liabilities
Financial liabilities are classified as other liabilities at amortized cost or FVTPL. A financial liability is classified as FVTPL if it is classified as held-for-trading,
it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in net loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense, foreign exchange gains and losses, or gains and losses on derecognition are recognized in net loss.
(ii) Derecognition
Financial assets
The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset. The Company enters into transactions whereby it transfers assets recognized in its consolidated statement of financial position but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.
Financial liabilities
The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash
assets transferred or liabilities assumed) is recognized in net loss.
(iii) Offsetting
Financial assets and financial liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Company currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.
(iv) Impairment
Credit-impaired financial assets
At each reporting date, the Company assesses whether financial assets carried at amortized cost and debt securities at FVOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
The Company measures loss allowances on amounts receivable at an amount equal to lifetime expected credit losses (“
ECL
”). When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECL, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Company’s historical experience and informed credit assessment and including forward-looking information. The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due. The Company considers a financial asset to be in default when:

●	the borrower is unlikely to pay its credit obligations to the Company in full, without recourse by the Company to actions such as realizing security (if any is held); or

●	the financial asset is more than 90 days past due.
Measurement of ECLs
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the entity expects to receive).
ECLs are discounted at the effective interest rate of the financial asset.
Presentation of allowance for ECL in the statement of financial position
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.
Write-off
The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Company determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.
However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Company’s procedures for recovery of amounts due.
(v) Fair values
Fair value measurements recognized in the consolidated statement of financial position must be categorized in accordance with the following levels:
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Financial instruments
The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, deposits, due to related parties, accounts payable and accrued liabilities, loans payable, and convertible debentures.
The Company follows the requirements of IFRS 9,
Financial Instruments (
“
IFRS 9
”). IFRS 9 utilizes a model for recognition and measurement of financial instruments in a single, forward-looking “expected loss” impairment model.

(i)	Classification and subsequent measurement
Financial assets
On initial recognition, a financial asset is required to be classified in one of the following categories: amortized cost; fair value through other comprehensive income (“
FVOCI
”); or fair value through profit or loss (“
FVTPL
”).
All financial instruments are measured at fair value on initial recognition. Measurement in subsequent periods depends on the classification of the financial instrument. Transaction costs are included in the initial carrying amount of financial instruments except for financial instruments classified as FVTPL in which case transaction costs are expensed as incurred.
A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as FVTPL:

•	it is held within a business model whose objective is to hold assets to collect contractual cash flows; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
A debt investment is measured at FVOCI if it meets both of the following conditions and is not designated as FVTPL:

•	it is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and

•	its contractual terms give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

On initial recognition of an equity investment that is not held for trading, the Company may irrevocably elect to present subsequent changes in the investment’s fair value in Other Comprehensive Income (“
OCI
”). This election is made on an
investment-by-investment
basis.
All financial assets not classified as measured at amortized cost or FVOCI as described above are measured at FVTPL. This includes all derivative financial assets. On initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or at FVOCI as FVTPL if doing so eliminates or significantly reduces an accounting mismatch that would otherwise arise.
Financial assets are not reclassified subsequent to their initial recognition unless the Company changes its business model for managing financial assets in which case all affected financial assets are reclassified on the first day of the first reporting period following the change in the business model.
Financial assets: Subsequent measurement and gains and losses

•	Financial assets at FVTPL: These assets are subsequently measured at fair value. Net gains and losses, including any interest or dividend income, are recognized in net loss.

•
Financial assets at amortized cost: These assets are subsequently measured at amortized cost using the effective interest method. The amortized cost is reduced by impairment losses. Interest income, foreign exchange gains and losses and impairment are recognized in the consolidated statement of net loss and comprehensive loss. Any gain or loss on derecognition is recognized in net loss.

•
Debt investments at FVOCI: These assets are subsequently measured at fair value. Interest income calculated using the effective interest method, foreign exchange gains and losses and impairment are recognized in net loss. Other net gains and losses are recognized in OCI. On derecognition, gains and losses accumulated in OCI are reclassified to net loss.

•
Equity investments at FVOCI: These assets are subsequently measured at fair value. Dividends are recognized as income in net loss and unless the dividend clearly represents a recovery of part of the cost of the investment. Other net gains and losses are recognized in OCI and are never reclassified to net loss.

Financial liabilities
Financial liabilities are classified as other liabilities at amortized cost or FVTPL. A financial liability is classified as FVTPL if it is classified as held-for-trading,
it is a derivative or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any interest expense, are recognized in net loss. Other financial liabilities are subsequently measured at amortized cost using the effective interest method. Interest expense, foreign exchange gains and losses, or gains and losses on derecognition are recognized in net loss.

(ii)	Derecognition
Financial assets
The Company derecognizes a financial asset when the contractual rights to the cash flows from the financial asset expire, or it transfers the rights to receive the contractual cash flows in a transaction in which substantially all of the risks and rewards of ownership of the financial asset are transferred or in which the Company neither transfers nor retains substantially all of the risks and rewards of ownership and it does not retain control of the financial asset. The Company enters into transactions whereby it transfers assets recognized in its consolidated statement of financial position but retains either all or substantially all of the risks and rewards of the transferred assets. In these cases, the transferred assets are not derecognized.
Financial liabilities
The Company derecognizes a financial liability when its contractual obligations are discharged or cancelled, or expire. The Company also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash
assets transferred or liabilities assumed) is recognized in net loss.

(iii)	Offsetting
Financial assets and financial liabilities are offset and the net amount presented in the consolidated statement of financial position when, and only when, the Company currently has a legally enforceable right to set off the amounts and it intends either to settle them on a net basis or to realize the asset and settle the liability simultaneously.

(iv)	Impairment
Financial assets and contract assets
The Company recognizes loss allowances for expected credit losses (“
ECL
”) on:

•	financial assets measured at amortized cost;

•	debt investments measured at FVOCI; and

•	contract assets (as defined in IFRS 15).
Credit-impaired financial assets
At each reporting date, the Company assesses whether financial assets carried at amortized cost and debt securities at FVOCI are credit-impaired. A financial asset is ‘credit-impaired’ when one or more events that have a detrimental impact on the estimated future cash flows of the financial asset have occurred.
The Company measures loss allowances on amounts receivable at an amount equal to lifetime ECL. When determining whether the credit risk of a financial asset has increased significantly since initial recognition and when estimating ECL, the Company considers reasonable and supportable information that is relevant and available without undue cost or effort. This includes both quantitative and qualitative information and analysis, based on the Company’s historical experience and informed credit assessment and including forward-looking information. The Company assumes that the credit risk on a financial asset has increased significantly if it is more than 30 days past due. The Company considers a financial asset to be in default when:

•	the borrower is unlikely to pay its credit obligations to the Company in full, without recourse by the Company to actions such as realizing security (if any is held); or

•	the financial asset is more than 90 days past due.
Measurement of ECLs
ECLs are a probability-weighted estimate of credit losses. Credit losses are measured as the present value of all cash shortfalls (i.e. the difference between the cash flows due to the entity in accordance with the contract and the cash flows that the entity expects to receive).
ECLs are discounted at the effective interest rate of the financial asset.

Presentation of allowance for ECL in the statement of financial position
Loss allowances for financial assets measured at amortized cost are deducted from the gross carrying amount of the assets.
Write-off
The gross carrying amount of a financial asset is written off (either partially or in full) to the extent that there is no realistic prospect of recovery. This is generally the case when the Company determines that the debtor does not have assets or sources of income that could generate sufficient cash flows to repay the amounts subject to the write-off.
However, financial assets that are written off could still be subject to enforcement activities in order to comply with the Company’s procedures for recovery of amounts due.

(v)	Fair values
Fair value measurements recognized in the consolidated statement of financial position must be categorized in accordance with the following levels:
Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

Property and equipment
Property and equipment
Property and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are expensed when incurred. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in net loss.
Depreciation is calculated on a straight-line method to allocate their cost less their residual values over the following estimated useful lives:

Class of property and equipment	Useful lives in years

Restaurant and production equipment	5 - 15 years

Furniture and fixtures	5 years

Computer equipment and software	1 – 2 years

Leasehold improvements	Term of lease, or estimated useful life of specific improvements if shorter

Vehicles	5 years or the estimated useful life of specific vehicle

Property and equipment
Property and equipment are stated at historical cost less accumulated depreciation and accumulated impairment losses. Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, only when it is probable that future economic benefits associated with the item will flow to the Company and the cost of the item can be measured reliably. The carrying amount of the replaced part is derecognized. All other repairs and maintenance are expensed when incurred. Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized in net loss.
Depreciation is calculated on a straight-line method to allocate their cost less their residual values over the following estimated useful lives:

Class of property and equipment	Useful lives in years
Restaurant and production equipment	5 years
Furniture and fixtures	5 years
Computer equipment and software	1 year
Leasehold improvements	Term of lease, or estimated useful life of specific improvements if shorter
Vehicles	5 years

Impairment of non-financial assets
Impairment of
non-financial
assets
At each reporting period, the Company assesses whether there are indicators of impairment for its non-financial
assets. If indicators exist, the Company determines if the recoverable amount of the asset or CGU is greater than its carrying amount. A CGU is defined as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows of other assets or groups of assets.
If the carrying amount exceeds the recoverable amount, the asset or CGU is recorded at its recoverable amount with the reduction recognized in profit or loss. The recoverable amount is the greater of the value in use or fair value less costs to sell. Fair value is the amount the asset could be sold for in an arm’s length transaction. The value in use is the present value of the estimated future cash flows of the asset from its continued use. The fair value less costs to sell considers the continued development of a property and market transactions in a valuation model.
Impairments are reversed in subsequent periods when there has been an increase in the recoverable amount of a previously impaired asset or CGU and these reversals are recognized in profit or loss. The recovery is limited to the original carrying amount less depreciation, if any, that would have been recorded had the asset not been impaired.

Impairment of
non-financial
assets
At each reporting period, the Company assesses whether there are indicators of impairment for its non-financial
assets. If indicators exist, the Company determines if the recoverable amount of the asset or cash generating unit (“
CGU
”) is greater than its carrying amount. A CGU is defined as the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows of other assets or groups of assets.

If the carrying amount exceeds the recoverable amount, the asset or CGU is recorded at its recoverable amount with the reduction recognized in profit or loss. The recoverable amount is the greater of the value in use or fair value less costs to sell. Fair value is the amount the asset could be sold for in an arm’s length transaction. The value in use is the present value of the estimated future cash flows of the asset from its continued use. The fair value less costs to sell considers the continued development of a property and market transactions in a valuation model.
Impairments are reversed in subsequent periods when there has been an increase in the recoverable amount of a previously impaired asset or CGU and these reversals are recognized in profit or loss. The recovery is limited to the original carrying amount less depreciation, if any, that would have been recorded had the asset not been impaired.

Leases
Leases
At inception of a contract, the Company assesses whether a contract is or contains a lease based on the definition of a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has the right to control an identified asset if it obtains substantially all of its economic benefits and either pre-determines
or directs how and for what purpose the asset is used.
The Company recognizes a
right-of-use
asset and lease liability at the lease commencement date. The right-of-use
assets are initially measured at the amount of the lease liability plus initial direct costs incurred by the lessee. Adjustments may also be required for lease incentives, payments at or prior to commencement and restoration obligations.
The
right-of-use
assets are depreciated to the earlier of the end of the useful life of the right-of-use
asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits.
The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease, or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease obligation, when applicable, may comprise fixed payments, variable payments that depend on an index or rate, amounts expected to be payable under a residual value guarantee and the exercise price under a purchase, extension or termination option that the Company is reasonably certain to exercise. The lease liability is subsequently measured at amortized cost using the effective interest rate method. It is remeasured when there are changes in the following: i) the lease term; ii) the Company’s assessment of whether it will exercise a purchase option; iii) a change in an index or a change in the rate used to determine the payments; and iv) amounts expected to be payable under residual value guarantees.
Some of the Company’s leases contain extension options. The Company assesses at lease commencement whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use
assets recognized.

Leases
At inception of a contract, the Company assesses whether a contract is or contains a lease based on the definition of a lease. A contract is, or contains, a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company has the right to control an identified asset if it obtains substantially all of its economic benefits and either pre-determines
or directs how and for what purpose the asset is used.
The Company recognizes a
right-of-use
asset and lease liability at the lease commencement date. The right-of-use
assets are initially measured at the amount of the lease liability plus initial direct costs incurred by the lessee. Adjustments may also be required for lease incentives, payments at or prior to commencement and restoration obligations.
The
right-of-use
assets are depreciated to the earlier of the end of the useful life of the right-of-use
asset or the lease term using the straight-line method as this most closely reflects the expected pattern of consumption of the future economic benefits.
The lease liability is initially measured at the present value of the lease payments payable over the lease term, discounted at the rate implicit in the lease, or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. Lease payments included in the measurement of the lease obligation, when applicable, may comprise fixed payments, variable payments that depend on an index or rate, amounts expected to be payable under a residual value guarantee and the exercise price under a purchase, extension or termination option that the Company is reasonably certain to exercise. The lease liability is subsequently measured at amortized cost using the effective interest rate method. It is remeasured when there are changes in the following: i) the lease term; ii) the Company’s assessment of whether it will exercise a purchase option; iii) a change in an index or a change in the rate used to determine the payments; and iv) amounts expected to be payable under residual value guarantees.
Some of the Company’s leases contain extension options. The Company assesses at lease commencement whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there is a significant event or significant change in circumstances within its control. The assessment of whether the Company is reasonably certain to exercise such options impacts the lease term, which significantly affects the amount of lease liabilities and right-of-use
assets recognized.

Unit financing
Unit financing
In a unit financing where the Company issues common shares with an attached warrant, the warrants issued to investors and any warrants issued to brokers are accounted for as follows:
The fair value of investor warrants is measured based on the unit price paid by the investor compared to the fair value of the common shares on the issuance date. If the unit price is greater than the common share price, the excess is considered the fair value of the investor warrant. If the unit price is less than the common share price, no fair value is assigned to the warrant. The fair value of the common shares is recognized in share capital and the fair value of the investor warrants is recognized in reserves.
The fair value of investor warrants with an exercise price denominated in a foreign currency are accounted for as a derivative liability and the fair value is estimated using the Black-Scholes option pricing model on the date of issuance. The fair value is netted against the proceeds from issuance of the units.
The fair value of broker warrants is measured and recognized on the date of issuance, using the Black-Scholes option pricing model. The fair value is recognized as a share issuance cost with a corresponding increase in equity reserves.

Unit financing
In a unit financing where the Company issues common shares with an attached warrant, the warrants issued to investors and any warrants issued to brokers are accounted for as follows:
The fair value of investor warrants is measured based on the unit price paid by the investor compared to the fair value of the common shares on the issuance date. If the unit price is greater than the common share price, the excess is considered the fair value of the investor warrant. If the unit price is less than the common share price, no fair value is assigned to the warrant. The fair value of the common shares is recognized in share capital and the fair value of the investor warrants is recognized in reserves.
The fair value of broker warrants is measured and recognized on the date of issuance, using the Black-Scholes option pricing model. The fair value is recognized as a share issuance cost with a corresponding increase in equity reserves.

Share-based compensation
Share-based compensation
The Company grants stock options to acquire common shares of the Company to directors, officers, employees and consultants. An individual is classified as an employee when the individual is an employee for legal or tax purposes, or provides services similar to those performed by an employee.
The grant date fair value of share-based compensation awards granted to employees is recognized as share-based compensation expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market
vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market
performance conditions at the vesting date. For share-based compensation awards with non-vesting
conditions, the grant date fair value of the share-based compensation is measured to reflect such conditions and there is no true-up
for differences between expected and actual outcomes.
Where equity instruments are granted to parties other than employees, they are recorded by reference to the fair value of the services received. If the fair value of the services received cannot be reliably estimated, the Company measures the services received by reference to the fair value of the equity instruments granted, measured at the date the counterparty renders service.
All equity-settled share-based compensations are reflected in equity reserves, unless exercised. Upon exercise, shares are issued from treasury and the amount reflected in equity reserves is credited to share capital, adjusted for any consideration paid.

Share-based compensation
The Company grants stock options to acquire common shares of the Company to directors, officers, employees and consultants. An individual is classified as an employee when the individual is an employee for legal or tax purposes, or provides services similar to those performed by an employee.
The grant date fair value of share-based compensation awards granted to employees is recognized as share-based compensation expense, with a corresponding increase in equity, over the period that the employees unconditionally become entitled to the awards. The amount recognized as an expense is adjusted to reflect the number of awards for which the related service and non-market
vesting conditions are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market
performance conditions at the vesting date. For share-based compensation awards with non-vesting
conditions, the grant date fair value of the share-based compensation is measured to reflect such conditions and there is no true-up
for differences between expected and actual outcomes.
Where equity instruments are granted to parties other than employees, they are recorded by reference to the fair value of the services received. If the fair value of the services received cannot be reliably estimated, the Company measures the services received by reference to the fair value of the equity instruments granted, measured at the date the counterparty renders service.
All equity-settled share-based compensations are reflected in equity reserves, unless exercised. Upon exercise, shares are issued from treasury and the amount reflected in equity reserves is credited to share capital, adjusted for any consideration paid.

Revenue recognition
Revenue recognition
The Company generates revenue from the sale of vegan meats through a storefront, a vegan restaurant, public markets, wholesale arrangements and online eCommerce sales. The time between invoicing and when payment is due is not significant and none of the Company’s contracts contain a significant financing component.
The Company follows IFRS 15,
Revenue from Contracts with Customers
(“
IFRS 15
”), to recognize its revenue. IFRS 15 establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15 the Company’s accounting policy for revenue recognition is as follows: i) identify the contract with the customer; ii) identify the performance obligation(s) in the contract; iii) determine the transaction price; iv) allocate the transaction price to the performance obligation(s); and (v) recognize revenue when (or as) performance obligation(s) are satisfied.
For storefront, restaurant and public market sales, revenue is recognized immediately upon providing the customer with the product. For wholesale arrangements and online eCommerce sales, revenue is recognized when delivery has occurred and there is no unfulfilled obligation that could affect the customer’s acceptance. These criteria are generally met at the time the product leaves the Company’s premises as at that point, control has passed to the customer. For online eCommerce sales where consideration is received before the service is provided, the Company accounts for those pending sales as deferred revenue. Revenue is measured based on the price specified in the Company’s invoice provided to the customer. The Company does not have any multiple-element revenue arrangements. Revenue is presented net of discounts and sales and other related taxes.
The Company routinely offers sales discounts and promotions through various programs to its customers and consumers. These programs include rebates, temporary on shelf price reductions, off invoice discounts, retailer advertisements, product coupons and other trade activities. Provision for discounts and incentives are recorded in the same period in which the related revenues are recognized. The offsetting charge is recorded as a reduction of revenues in the same period when the expense is incurred.

Revenue recognition
The Company generates revenue from the sale of vegan meats through a storefront, a vegan restaurant, public markets, wholesale arrangements and online eCommerce sales. The time between invoicing and when payment is due is not significant and none of the Company’s contracts contain a significant financing component.
The Company follows IFRS 15,
Revenue from Contracts with Customers
(“
IFRS 15
”), to recognize its revenue. IFRS 15 establishes a five-step model to account for revenue arising from contracts with customers. Under IFRS 15 the Company’s accounting policy for revenue recognition is as follows: i) identify the contract with the customer; ii) identify the performance obligation(s) in the contract; iii) determine the transaction price; iv) allocate the transaction price to the performance obligation(s); and (v) recognize revenue when (or as) performance obligation(s) are satisfied.
For storefront, restaurant and public market sales, revenue is recognized immediately upon providing the customer with the product. For wholesale arrangements and online eCommerce sales, revenue is recognized when delivery has occurred and there is no unfulfilled obligation that could affect the customer’s acceptance. These criteria are generally met at the time the product leaves the Company’s premises as at that point, control has passed to the customer. For online eCommerce sales where consideration is received before the service is provided, the Company accounts for those pending sales as deferred revenue. Revenue is measured based on the price specified in the Company’s invoice provided to the customer. The Company does not have any multiple-element revenue arrangements. Revenue is presented net of discounts and sales and other related taxes.

The Company routinely offers sales discounts and promotions through various programs to its customers and consumers. These programs include rebates, temporary on shelf price reductions, off invoice discounts, retailer advertisements, product coupons and other trade activities. Provision for discounts and incentives are recorded in the same period in which the related revenues are recognized. The offsetting charge is recorded as a reduction of revenues in the same period when the expense is incurred.

Procurement expense
Procurement expense
Procurement expense consist of the purchase price of the raw material and inventory packaging, inbound shipping charges, director labour and other attributable overhead expenses incurred in the procurement and manufacturing of the Company’s finished goods. Inbound shipping charges from suppliers are included in inventory and recognized as procurement expense upon the sale of product to customer. Procurement expense also include expenses associated with storefront and restaurant operations, including food costs, direct labour and other attributable overhead expenses.

Procurement expense
Procurement expense consist of the purchase price of the raw material and inventory packaging, inbound shipping charges, director labor and other attributable overhead expenses incurred in the procurement and manufacturing of the Company’s finished goods. Inbound shipping charges from suppliers are included in inventory and recognized as procurement expense upon the sale of product to customer. Procurement expense also include expenses associated with storefront and restaurant operations, including food costs, direct labor and other attributable overhead expenses.

Fulfilment expense
Fulfilment expense
Fulfilment expense include third-party fulfilment cost for picking and packing of orders, fulfilment packaging costs, direct fulfilment labour, merchant processing fees, outbound shipping and freight costs and warehousing fees.

Fulfilment expense
Fulfilment expense include third-party fulfilment cost for picking and packing of orders, fulfilment packaging costs, direct fulfilment labor, merchant processing fees, outbound shipping and freight costs and warehousing fees.

General and administrative expense
General and administrative expense
General and administrative expense are primarily comprised of administrative expenses, non-production
salaries, wages and benefits, including associated share-based compensation not directly associated with other functions, non-production
rent expense, depreciation and amortization expense on non-production assets and other non-production
operating expenses. Administrative expenses include the expenses related to management, accounting, legal, information technology, and other support functions.

General and administrative expense
General and administrative expense are primarily comprised of administrative expenses, non-production
salaries, wages and benefits, including associated share-based compensation not directly associated with other functions, non-production
rent expense, depreciation and amortization expense on non-production assets and other non-production
operating expenses. Administrative expenses include the expenses related to management, accounting, legal, information technology, and other support functions.

Research and development expense
Research and development expense
Research and development expense are primarily incurred to develop new products as well as enhancing existing products for the Company. These costs consist of material and ingredients used for research and development, research and development staff cost including wages, salaries and benefits, including associated share-based compensation and depreciation on research and development assets.

Research and development expense
Research and development expense are primarily incurred to develop new products as well as enhancing existing products for the Company. These costs consist of material and ingredients used for research and development, research and development staff cost including wages, salaries and benefits, including associated share-based compensation and depreciation on research and development assets.

Income taxes
Income taxes
Current income tax:
Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.
Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Deferred income tax:
Deferred income tax is recognized, using the asset and liability method, on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.
Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill.

Income taxes
Current income tax:
Current income tax assets and liabilities for the current period are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted, at the reporting date, in the countries where the Company operates and generates taxable income.
Current income tax relating to items recognized directly in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss. Management periodically evaluates positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.
Deferred income tax:
Deferred income tax is recognized, using the asset and liability method, on temporary differences at the reporting date arising between the tax bases of assets and liabilities and their carrying amounts for financial reporting purposes. The carrying amount of deferred income tax assets is reviewed at the end of each reporting period and recognized only to the extent that it is probable that sufficient taxable profit will be available to allow all or part of the deferred income tax asset to be utilized.
Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply to the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted by the end of the reporting period. Deferred income tax assets and deferred income tax liabilities are offset, if a legally enforceable right exists to set off current tax assets against current income tax liabilities and the deferred income taxes relate to the same taxable entity and the same taxation authority.
Deferred tax is not recognized for the following temporary differences: the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss, and differences relating to investments in subsidiaries to the extent that it is probable that they will not reverse in the foreseeable future. In addition, deferred tax is not recognized for taxable temporary differences arising on the initial recognition of goodwill.

Functional and presentation currency
Functional and presentation currency
The Company’s reporting currency is the Canadian dollar. The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which the entity operates. The functional currency of the Company and its Canadian subsidiaries is the Canadian dollar, while the functional currency of its US subsidiary is the US dollar. Transactions denominated in currencies other than the functional currency are translated using the exchange rate in effect on the transaction date or at the annual average rate. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange in effect at the consolidated statement of financial position date.
Non-monetary
items are translated using the historical rate on the date of the transaction. Foreign exchange gains and losses are included in the consolidated statement of net loss and comprehensive loss.
For purposes of consolidation, the assets and liabilities of foreign operations with functional currencies other than the Canadian dollar are translated to Canadian dollars using the rate of exchange in effect at the financial statement date. Revenue and expenses of the foreign operations are translated to Canadian dollars at exchange rates at the date of the transactions. Foreign currency differences resulting from translation of the accounts of foreign operations are recognized directly in other comprehensive income and are accumulated in accumulated other comprehensive income as a separate component of shareholders’ equity.

Functional and presentation currency
The Company’s reporting currency is the Canadian dollar. The functional currency for the Company and its subsidiaries is the currency of the primary economic environment in which the entity operates. The functional currency of the Company and its Canadian subsidiaries is the Canadian dollar, while the functional currency of its US subsidiary is the US dollar. Transactions denominated in currencies other than the functional currency are translated using the exchange rate in effect on the transaction date or at the annual average rate. Monetary assets and liabilities denominated in foreign currencies are retranslated at the rate of exchange in effect at the consolidated statement of financial position date.
Non-monetary
items are translated using the historical rate on the date of the transaction. Foreign exchange gains and losses are included in the consolidated statement of net loss and comprehensive loss.
For purposes of consolidation, the assets and liabilities of foreign operations with functional currencies other than the Canadian dollar are translated to Canadian dollars using the rate of exchange in effect at the financial statement date. Revenue and expenses of the foreign operations are translated to Canadian dollars at exchange rates at the date of the transactions. Foreign currency differences resulting from translation of the accounts of foreign operations are recognized directly in other comprehensive income and are accumulated in accumulated other comprehensive income as a separate component of shareholders’ equity.

Loss per share
Loss per share
Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the loss attributable to common shareholders equals the reported loss attributable to owners of the Company. Diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted loss per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period. Since the Company has a loss in all periods presented, the potential effect of share options and warrants has not been included in this calculation as they would be anti-dilutive.

Loss per share
Basic loss per share is calculated by dividing the loss attributable to common shareholders by the weighted average number of common shares outstanding in the period. For all periods presented, the loss attributable to common shareholders equals the reported loss attributable to owners of the Company. Diluted loss per share is calculated by the treasury stock method. Under the treasury stock method, the weighted average number of common shares outstanding for the calculation of diluted loss per share assumes that the proceeds to be received on the exercise of dilutive share options and warrants are used to repurchase common shares at the average market price during the period. Since the Company has a loss in all periods presented, the potential effect of share options and warrants has not been included in this calculation as they would be anti-dilutive.

Related party transactions
Related party transactions
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions are recognized and measured at the amounts agreed between the parties.

Related party transactions
Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions are recognized and measured at the amounts agreed between the parties.

Government grants
Government grants
The Company classifies forgivable loans from the government as a government grant when there is a reasonable assurance that the Company will meet the terms for forgiveness on the loan. If this threshold is not met, the Company classifies forgivable loans as other liabilities, measured initially at fair value in accordance with IFRS 9,
Financial Instruments
.
Government grants and assistance are recognized as a reduction in the related expense in the period in which there is reasonable assurance that the grant or assistance has become receivable and all conditions, if any, have been or will be satisfied.
The Company applied for
COVID-19
financial relief in Canada under the Canada Emergency Wage Subsidy (“
CEWS
”) program and the Canada Emergency Business Account program (“
CEBA
”) funded by the Government of Canada. The CEWS and CEBA programs are relief programs launched by the Canadian federal government to qualifying employers to subsidize payroll costs and provide financing relief during the
COVID-19
pandemic.
The qualified amounts received under the CEWS program are
non-repayable,
and a portion of the amounts received under the CEBA program are non-repayable
if the loan is repaid by December 31, 2022 (see Note 12). During the year ended December 31, 2020, the Company recognized the CEWS proceeds as a reduction of general and administrative expense of $21,299 and of research and development expense of $4,309. In addition, the Company recognized the forgivable portion of the CEBA loan as a reduction of financing expense of $10,000.

Government grants
The Company classifies forgivable loans from the government as a government grant when there is a reasonable assurance that the Company will meet the terms for forgiveness on the loan. If this threshold is not met, the Company classifies forgivable loans as other liabilities, measured initially at fair value in accordance with IFRS 9.
Government grants and assistance are recognized as a reduction in the related expense in the period in which there is reasonable assurance that the grant or assistance has become receivable and all conditions, if any, have been or will be satisfied.
The Company applied for
COVID-19
financial relief in Canada under the Canada Emergency Wage Subsidy (“
CEWS
”) program and the Canada Emergency Business Account program (“
CEBA
”) funded by the Government of Canada. The CEWS and CEBA programs are relief programs launched by the Canadian federal government to qualifying employers to subsidize payroll costs and provide financing relief during the
COVID-19
pandemic.
The qualified amounts received under the CEWS program are
non-repayable,
and a portion of the amounts received under the CEBA program are non-repayable
if the loan is repaid by December 31, 2022 (see Note 12). During the year ended December 31, 2020, the Company recognized the CEWS proceeds as a reduction of general and administrative expense of $21,299 and of research and development expense of $4,309. In addition, the Company recognized the forgivable portion of the CEBA loan as a reduction of financing expense of $10,000.
During the year ended December 31, 2020, amendments to IFRS 16, Leases which exempts lessees from having to consider individual lease contracts to determine whether rent concessions occurring as a direct consequence of the
COVID-19
pandemic are lease modifications and allows lessees to account for such rent concessions as if they were not lease modifications. It applies to
COVID-19-related
rent concessions that reduce lease payments due on or before June 30, 2021. The Company adopted this amendment during the year ended December 31, 2020, however it did not have a material impact to the Company’s consolidated financial statements.

Accounting standards issued but not yet effective
Accounting standards issued but not yet effective
The following IFRS standards have been recently issued by the IASB. Pronouncements that are irrelevant or not expected to have a significant impact have been excluded.
Amendments to IAS 1: Classification of Liabilities as Current or
Non-Current
The amendment clarifies the requirements relating to determining if a liability should be presented as current or non-current
in the statement of financial position. Under the new requirement, the assessment of whether a liability is presented as current or non-current
is based on the contractual arrangements in place as at the reporting date and does not impact the amount tor timing of recognition. The amendment applies retrospectively for annual reporting periods beginning on or after January 1, 2023. The Company is currently evaluating the potential impact of this amendment on the Company’s consolidated financial statements.
Amendments to IAS 37: Onerous Contracts and the Cost of Fulfilling a Contract
The amendment specifies that the “cost of fulfilling” a contract comprises the “costs that relate directly to the contract”. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract or an allocation of other costs that relate directly to fulfilling contracts. The amendment is effective for annual periods beginning on or after January 1, 2022, with early application permitted. The Company evaluated the potential impact of this amendment and is expecting minimal to no impact to the Company’s consolidated financial statements.

Accounting standards issued but not yet effective
Several new standards, and amendments to standards and interpretations, are not yet effective for the year ended December 31, 2020, and have not been applied in preparing these consolidated financial statements. None are currently considered by the Company to be significant or likely to have a material impact on future financial statements.